Income Taxes (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 4,970
Net operating loss carryforward, expiration date	Dec. 31, 2035
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open Tax Year	2015